CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Net income	¥ 405,575,533	$ 58,988,513	¥ 142,191,365	¥ 1,991,799,815
Other comprehensive income:
-Foreign currency translation adjustments	47,004,900	6,836,579	(81,488,175)	96,919,050
Release of translation difference due to the liquidation of a foreign subsidiary	0	0	0	(4,716,918)
Comprehensive income	452,580,433	65,825,092	60,703,190	2,084,001,947
Less: comprehensive (loss)/income attributable to non-controlling interests	(903,161)	(131,359)	485,676	5,611,910
Comprehensive income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ 453,483,594	$ 65,956,451	¥ 60,217,514	¥ 2,078,390,037